Segment Financial Data (Performance Graph) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dow Jones Industrial Average [Member]
Cumulative Total Shareholder Return	$ 216.77	$ 167.19	$ 151.67	$ 139.94	$ 122.68	$ 100.00
United Technologies Corporation [Member]
Cumulative Total Shareholder Return	240.42	169.46	147.23	154.93	133.29	100.00
S And P 500 Index [Member]
Cumulative Total Shareholder Return	$ 228.19	$ 172.37	$ 148.59	$ 145.51	$ 126.46	$ 100.00